John Hancock Financial Services
197 Clarendon Street, C-1 Boston, Massachusetts 02116 (617) 572-9197 Fax: (617) 572-9161 E-mail: jchoodlet@jhancock.com James C. Hoodlet Vice President and Counsel US Insurance Law

VIA EDGAR

May 4, 2011

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE	John Hancock Life Insurance Company (U.S.A.)

Registration Statements Filed On Form N-6

John Hancock Variable Life Account UV (Annual Premium Variable Life)	#	333-164157

John Hancock Variable Life Account UV (Flex V1)	#	333-164158

John Hancock Variable Life Account UV (Flex V2)	#	333-164159

John Hancock Variable Life Account UV (Medallion Variable Life)	#	333-164160

John Hancock Variable Life Account UV (Variable Estate Protection)	#	333-164161

John Hancock Variable Life Account UV (Variable Estate Protection Plus)	#	333-164162

John Hancock Variable Life Account UV (Variable Estate Protection Edge, Performance Survivorship Variable Universal Life, Majestic Performance Survivorship Variable Universal Life)	#	333-164164

John Hancock Variable Life Account UV (Majestic Variable Universal Life 98)	#	333-164163

John Hancock Variable Life Account UV (Majestic Variable Estate Protection 98)	#	333-164165

John Hancock Variable Life Account UV (Medallion Executive Variable Life III)	#	333-164166

John Hancock Variable Life Account UV (Medallion Variable Universal Life Plus)	#	333-164167

John Hancock Variable Life Account UV (Medallion Variable Universal Life Edge, Medallion Variable Universal Life Edge II)	#	333-164168

John Hancock Variable Life Account UV (Majestic Variable COLI)	#	333-164169

John Hancock Variable Life Account UV (Performance Executive Variable Life)	#	333-164170

John Hancock Variable Life Account S (Medallion Executive Variable Life, Medallion Executive Variable Life II, Medallion Executive Variable Life III)	#	333-164150

John Hancock Variable Life Account S (Majestic VUL, Majestic Variable Universal Life 98)	#	333-164151

John Hancock Variable Life Account S (Variable Master Plan Plus)	#	333-164152

John Hancock Variable Life Account S (Majestic Variable COLI)	#	333-164153

John Hancock Variable Life Account S (Variable Estate Protection, Majestic Variable Estate Protection, Majestic Variable Estate Protection 98, Variable Estate Protection Plus)	#	333-164156

John Hancock Variable Life Account S (Variable Estate Protection Edge, Performance Survivorship Variable Universal Life, Majestic Performance Survivorship Variable Universal Life)	#	333-164154

John Hancock Variable Life Account S (Performance Executive Variable Life)	#	333-164155

John Hancock Variable Life Account U (Medallion Variable Life, Medallion Variable Universal Life Plus)	#	333-164171

John Hancock Variable Life Account U (Annual Premium Variable Life)	#	333-164172

John Hancock Variable Life Account U (Medallion Variable Universal Life Edge, Medallion Variable Universal Life Edge II)	#	333-164173

John Hancock Variable Life Account U (eVariable Life)	#	333-164174

John Hancock Variable Life Account V (Flex V1)	#	333-164175

John Hancock Variable Life Account V (Flex V2)	#	333-164176

John Hancock Life Insurance Company (U.S.A.) Account A (VUL Accumulator, EPVUL, Accumulation VUL)	#	333-85284

John Hancock Life Insurance Company (U.S.A.) Account A (VUL Protector)	#	333-88748

John Hancock Life Insurance Company (U.S.A.) Account A (SPVL)	#	333-71136

John Hancock Life Insurance Company (U.S.A.) Account A (Survivorship VUL)	#	333-100597

John Hancock Life Insurance Company (U.S.A.) Account A (Protection Variable Universal Life)	#	333-124150

John Hancock Life Insurance Company (U.S.A.) Account A (Majestic Performance VUL)	#	333-131299

John Hancock Life Insurance Company (U.S.A.) Account A (Survivorship Variable Universal Life)	#	333-141692

John Hancock Life Insurance Company (U.S.A.) Account A (Majestic Survivorship VULX)	#	333-148991

John Hancock Life Insurance Company (U.S.A.) Account A (Majestic VULX)	#	333-151630

John Hancock Life Insurance Company (U.S.A.) Account A (Accumulation08)	#	333-152406

John Hancock Life Insurance Company (U.S.A.) Account A (Majestic VCOLIX)	#	333-153252

John Hancock Life Insurance Company (U.S.A.) Account A (PVUL09)	#	333-157212

John Hancock Life Insurance Company (U.S.A.) Account N (Corporate VUL 03, Corporate VUL 04)	#	333-100567

John Hancock Life Insurance Company (U.S.A.) Account N (Corporate VUL 05)	#	333-126668

John Hancock Life Insurance Company (U.S.A.) Account N (Corporate VUL 08)	#	333-152409

John Hancock Life Insurance Company of New York

Registration Statements Filed On Form N-6

John Hancock Life Insurance Company of New York Account B (VUL Accumulator)	#	333-85296

John Hancock Life Insurance Company of New York Account B (VUL Protector)	#	333-88972

John Hancock Life Insurance Company of New York Account B (SPVL)	#	333-33504

John Hancock Life Insurance Company of New York Account B (Survivorship VUL)	#	333-100664

John Hancock Life Insurance Company of New York Account B (Protection Variable Universal Life Insurance)	#	333-127543

John Hancock Life Insurance Company of New York Account B (Corporate VUL 05)	#	333-131139

John Hancock Life Insurance Company of New York Account B (Accumulation VUL)	#	333-131134

John Hancock Life Insurance Company of New York Account B (Majestic Performance VUL)	#	333-132905

John Hancock Life Insurance Company of New York Account B (Survivorship Variable Universal Life)	#	333-141693

John Hancock Life Insurance Company of New York Account B (Majestic Survivorship VULX)	#	333-148992

John Hancock Life Insurance Company of New York Account B (Majestic VULX)	#	333-151631

John Hancock Life Insurance Company of New York Account B (Accumulation08)	#	333-152407

John Hancock Life Insurance Company of New York Account B (Corporate VUL 08)	#	333-152408

John Hancock Life Insurance Company of New York Account B (Majestic VCOLIX)	#	333-153253

John Hancock Life Insurance Company of New York Account B (PVUL09)	#	333-157213

Dear Sir/Madam:

Pursuant to rule 497(j) and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-6 that:

(1)	the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and

(2)	the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ James C. Hoodlet

James C. Hoodlet
Vice President and Counsel